Equity Method Investment - Schedule of Financial Information (Details) - VIE [Member]	Dec. 31, 2024 USD ($)
Schedule of Financial Information [Line Items]
Total current assets	$ 2,330,386
In process research and development	674,700,000
Goodwill	534,353,000
Other non-current assets	5,796,941
Total assets	1,217,180,327
Total current liabilities	4,531,668
Total non-current liabilities	4,238,293
Total liabilities	8,769,961
Members capital contribution	1,219,053,100
Accumulated deficit	(10,642,734)
Total member’s equity	1,208,410,366
Total liabilities and stockholders’ equity (deficit)	$ 1,217,180,327